Vanguard® Ohio Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.9%)
Ohio (100.3%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	198
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	100	121
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	555	618
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,779
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,000	1,111
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,665	1,849
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	277
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	5,695	5,943
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	4,250	4,237
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	569
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	2,780	2,803
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	195	201
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	4,170	4,741
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	580
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	321
	Akron OH Income Tax Revenue	5.000%	12/1/28	125	126
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	1,959
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	686
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	2,008
[1]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,341
[2]	Akron OH Income Tax Revenue	4.000%	12/1/30	405	467
	Akron OH Income Tax Revenue	5.000%	12/1/30	145	147
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,750	1,868
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,677
[2]	Akron OH Income Tax Revenue	4.000%	12/1/31	370	426
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,300	1,499
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,764
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,315	1,469
[2]	Akron OH Income Tax Revenue	4.000%	12/1/32	1,285	1,472
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	136
[2]	Akron OH Income Tax Revenue	4.000%	12/1/33	1,325	1,511

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Akron OH Income Tax Revenue	4.000%	12/1/34	650	715
Akron OH Income Tax Revenue	4.000%	12/1/35	625	688
Akron OH Income Tax Revenue	4.000%	12/1/36	655	720
Akron OH Income Tax Revenue	4.000%	12/1/40	1,350	1,479
Akron OH Income Tax Revenue	4.000%	12/1/41	1,555	1,702
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	2,772
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	2,864
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	2,099
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	5,295
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,995	4,476
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	2,120	2,463
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	690	728
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	8,000	8,684
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/1/22	90	91
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	5,050	5,087
Allen County Port Authority College & University Revenue	4.000%	12/1/31	1,415	1,515
Allen County Port Authority College & University Revenue	4.000%	12/1/35	1,305	1,394
Allen County Port Authority College & University Revenue	4.000%	12/1/40	2,160	2,281
American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	201
American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	251
American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	334
American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	417
American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	500
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	7,125	7,582
American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	277
American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/44	1,200	1,322
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/46	5,805	6,467
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	5,000	5,465
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/29	100	113
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	175	195
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	8,000	9,915

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/37	1,190	1,356
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/28	110	124
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	405	451
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,401
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,476
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/41	1,500	1,594
	Apollo Joint Vocational School District GO	5.000%	12/1/28	705	841
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,422
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	433
	Apollo Joint Vocational School District GO	4.000%	12/1/33	1,000	1,108
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,625
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,104
[2]	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/41	3,290	3,704
[2]	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	2,420	2,699
[2]	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/51	3,250	3,608
	Athens City School District GO	4.000%	12/1/29	745	856
	Athens City School District GO	4.000%	12/1/30	380	435
	Athens City School District GO	4.000%	12/1/31	400	457
	Athens City School District GO	3.250%	12/1/48	2,000	2,106
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	1,111
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	1,145
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	970
[3]	Berea City School District COP	2.500%	10/1/23	250	255
[3]	Berea City School District GO	4.000%	12/1/53	1,420	1,521
	Big Walnut Local School District GO	5.000%	12/1/42	970	1,146
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	3,122
	Big Walnut Local School District GO	3.500%	12/1/55	290	308
	Big Walnut Local School District GO	5.000%	12/1/55	4,275	5,002
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	137
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,465
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	2,186
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	349
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	506
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,245
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	734
	Bowling Green State University College & University Revenue	5.000%	6/1/34	550	671
	Bowling Green State University College & University Revenue	5.000%	6/1/35	735	896
	Bowling Green State University College & University Revenue	5.000%	6/1/36	435	530

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bowling Green State University College & University Revenue	5.000%	6/1/37	700	851
Bowling Green State University College & University Revenue	4.000%	6/1/38	500	561
Bowling Green State University College & University Revenue	4.000%	6/1/39	800	897
Bowling Green State University College & University Revenue	4.000%	6/1/40	1,005	1,124
Bowling Green State University College & University Revenue	5.000%	6/1/42	8,060	8,990
Bowling Green State University College & University Revenue	5.000%	6/1/45	3,250	3,733
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	596
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	594
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,600	4,266
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,600	4,256
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,840	4,528
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,100	1,208
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,310	4,728
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	3,525	3,168
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	15,780	16,571
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	675	738
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,080	3,459
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	150	173
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	240	282
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	850	997
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	1,094
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	400	465
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,161
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	250	290
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,215	1,327
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	100	109
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	1,000	1,139
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	113
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	152
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	219
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	225
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	236
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	241
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	257
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	263
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	273
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	985	1,092
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	1,323
	Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,399
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	415
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,607
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	109
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	504
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,169
	Chillicothe OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	100	107
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	574
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	459
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	458
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	599
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	713
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	550	588
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	1,069
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	800	859
	Cincinnati OH GO	4.000%	12/1/29	1,010	1,137
	Cincinnati OH GO	4.000%	12/1/30	500	562
	Cincinnati OH GO	4.000%	12/1/30	1,310	1,505
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	448
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	739
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	960
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	179
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	250
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	895
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	1,049
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,176
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	699
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	968
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	590
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,775	1,962
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	552
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,429
	Cleveland Municipal School District GO	5.000%	12/1/46	3,000	3,122
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,195
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	1,015	1,114
	Cleveland OH GO	3.000%	12/1/28	895	969
	Cleveland OH GO	3.000%	12/1/30	1,350	1,468
	Cleveland OH GO	4.000%	12/1/30	2,610	3,031
	Cleveland OH GO	3.000%	12/1/31	1,500	1,614
	Cleveland OH GO	3.000%	12/1/31	1,000	1,080
	Cleveland OH GO	4.000%	12/1/31	805	933
	Cleveland OH GO	3.000%	12/1/32	1,825	1,946
	Cleveland OH GO	5.000%	12/1/32	225	269
	Cleveland OH GO	3.000%	12/1/33	1,250	1,332
	Cleveland OH GO	3.000%	12/1/35	750	795
	Cleveland OH GO	3.000%	12/1/36	795	838
	Cleveland OH GO	3.000%	12/1/37	1,000	1,050
	Cleveland OH GO	5.000%	12/1/43	2,075	2,435
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	390	438
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	562
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	448
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	336
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	1,250	1,395
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	230	274
	Cleveland OH Income Tax Revenue	5.000%	10/1/30	2,510	2,994
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	587
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	586
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	577
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	522
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	975	1,016
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	1,290	1,337
	Cleveland OH Income Tax Revenue	2.000%	10/1/47	1,000	834
	Cleveland OH Water Pollution Control Water Revenue	5.000%	11/15/41	1,500	1,668
	Cleveland OH Water Pollution Control Water Revenue	5.000%	11/15/45	1,565	1,733
	Cleveland State University College & University Revenue	5.000%	6/1/27	205	231
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	735
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/39	6,010	6,464
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,764
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/33	250	308
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/35	300	369
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/37	300	343
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/40	350	398
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/46	1,150	1,292
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/51	1,100	1,230
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.200%	3/3/22	10,000	10,000
[5]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue	4.500%	12/1/55	2,500	2,541
	Columbus City School District GO	4.000%	12/1/30	750	820
	Columbus City School District GO	5.000%	12/1/31	4,010	4,567
	Columbus City School District GO	5.000%	12/1/32	2,825	3,215
	Columbus City School District GO	3.000%	12/1/33	2,520	2,667
	Columbus City School District GO	5.000%	12/1/36	2,000	2,293
	Columbus City School District GO	5.000%	12/1/42	500	567
	Columbus City School District GO	5.000%	12/1/47	1,650	1,863
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	2,000	1,862
	Columbus OH GO	3.000%	8/15/29	820	862
	Columbus OH GO	4.000%	4/1/30	5,015	5,637
	Columbus OH GO	4.000%	7/1/30	1,200	1,296
	Columbus OH GO	4.000%	4/1/31	2,090	2,341
	Columbus OH GO	4.000%	4/1/33	1,000	1,118
	Columbus OH GO	3.000%	8/15/34	200	209
[6]	Columbus Regional Airport Authority Miscellaneous Revenue VRDO	0.210%	3/3/22	2,440	2,440
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	170
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	402
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	837
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,488
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	6,895
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	3,021
	County of Cuyahoga OH Sales Tax Revenue	4.000%	12/1/36	1,000	1,058
	County of Cuyahoga OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/29	385	417
	County of Cuyahoga OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/30	1,000	1,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	County of Cuyahoga OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/31	615	665
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,093
	Cuyahoga Community College District GO	4.000%	12/1/30	1,800	1,968
	Cuyahoga Community College District GO	4.000%	12/1/32	2,300	2,507
	Cuyahoga Community College District GO	5.000%	12/1/37	570	643
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/25	2,145	2,297
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,870
	Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,700	1,763
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	1,000	1,058
	Cuyahoga County OH GO	3.000%	12/1/30	2,040	2,176
	Cuyahoga County OH GO	4.000%	12/1/34	750	867
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	231
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	549
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	4,695	5,368
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	7,235	8,350
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/52	4,135	4,708
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	5,205	6,081
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	8,940	10,157
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	4,580	5,339
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/29	405	459
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/31	500	563
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/33	500	562
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/51	5,765	6,399
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/31	1,000	963
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	293
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	220
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	308
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	329
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	1,059
	Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,750	2,875
	Delhi Township OH GO	4.000%	12/1/29	150	173
	Delhi Township OH GO	4.000%	12/1/30	160	186
	Delhi Township OH GO	4.000%	12/1/31	145	171
	Delhi Township OH GO	4.000%	12/1/32	310	363
	Delhi Township OH GO	4.000%	12/1/33	400	467
	Delhi Township OH GO	4.000%	12/1/34	815	946
	Delhi Township OH GO	4.000%	12/1/35	430	496
	Delhi Township OH GO	4.000%	12/1/36	320	373
	Dublin City School District GO	4.000%	12/1/30	5,380	6,199
	Dublin OH GO	5.000%	12/1/31	500	607
	Dublin OH GO	5.000%	12/1/32	550	667
	Dublin OH GO	3.000%	12/1/35	1,135	1,214
	Dublin OH GO	3.000%	12/1/36	990	1,055
	Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	3,880
	Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Knox Local School District GO	3.000%	11/1/56	1,100	1,109
	Elyria City School District GO	5.000%	12/1/29	505	585
	Elyria City School District GO	4.000%	12/1/51	4,535	4,894
	Elyria OH GO	4.000%	12/1/25	470	514
	Elyria OH GO	4.000%	12/1/27	670	736
	Elyria OH GO	4.000%	12/1/28	695	761
	Elyria OH GO	4.000%	12/1/30	280	305
	Elyria OH GO	4.000%	12/1/31	225	245
	Elyria OH GO	4.000%	12/1/32	280	304
	Elyria OH GO	4.000%	12/1/33	440	477
	Elyria OH GO	4.000%	12/1/37	740	801
	Euclid City School District GO	4.750%	1/15/54	1,000	1,090
	Fairborn City School District GO	3.000%	12/1/55	7,320	7,472
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	171
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/29	130	148
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/30	100	113
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	124
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	141
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/33	150	169
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	197
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	197
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	326
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	1,037
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	2,045
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	2,670
	Fairfield County OH GO	2.000%	12/1/41	800	687
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	4,283
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	3,419
	Forest Hills Local School District GO	5.000%	12/1/46	2,000	2,161
	Franklin City School District GO	3.000%	11/1/40	400	417
	Franklin City School District GO	3.000%	11/1/57	6,180	6,283
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	565	630
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	620	683
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/39	515	566
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/51	4,000	4,319
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	200	229
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	500	596
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	530	643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	135	163
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/34	100	121
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/40	1,225	1,363
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/46	385	457
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,610	2,873
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,110	1,228
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	775	856
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	1,340	1,478
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	2,365	2,604
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	2,300	2,524
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	6,890	7,672
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,640	5,108
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/45	100	108
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	5,050	5,444
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	6,150	7,003
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,000	5,489
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	929
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/47	2,720	2,972
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	4,765	5,479
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	2,500	3,495
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	5,407
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	1,194
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.000%	7/1/22	30	31
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.000%	7/1/22	470	478
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.125%	7/1/22	245	249
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.125%	7/1/22	3,865	3,934
	Franklin County OH Sales Tax Revenue	4.000%	6/1/30	250	286
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	7,137
	Franklin County OH Sales Tax Revenue	5.000%	6/1/48	3,555	4,203
	Fremont City School District GO	5.000%	1/15/33	1,000	1,113
	Fremont City School District GO	5.000%	1/15/40	200	221
	Fremont City School District GO	4.000%	1/15/55	1,575	1,667
[3]	Gahanna-Jefferson City School District COP	3.000%	12/1/34	1,430	1,521
[4]	Gahanna-Jefferson City School District GO	3.000%	12/1/57	5,565	5,680
	Grandview Heights City School District GO	3.125%	12/1/55	245	256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	1,140
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	2,081
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	4,975	5,112
[5,6]	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue TOB VRDO	0.260%	3/3/22	10,015	10,015
	Greene County Vocational School District GO	5.000%	12/1/29	300	363
	Greene County Vocational School District GO	4.000%	12/1/34	700	788
	Greene County Vocational School District GO	4.000%	12/1/38	1,250	1,403
	Hamilton County OH GO	5.000%	12/1/29	2,005	2,385
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	425	451
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,360	1,443
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,000	1,078
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	3,250	3,477
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.125%	8/15/37	20	22
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,845
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,120	7,001
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	3,750	3,966
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.250%	8/15/47	3,135	3,416
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	3,000	3,429
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,565	5,912
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,217
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	2,000	2,199
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	8,200	9,716
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	2,210	2,333
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project)	5.250%	6/1/23	1,375	1,389
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	2,500	3,470
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,750	1,783
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,728
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	2,000	2,030
[4,7]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	331
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,430
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	2,952
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	3,000	3,330
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	860	954

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/31	1,275	1,397
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	227
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/31	190	215
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	425	480
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	395
[3]	Hillsdale Local School District COP	4.000%	12/1/34	1,235	1,417
[3]	Hillsdale Local School District COP	4.000%	12/1/37	2,105	2,410
[3]	Hillsdale Local School District COP	4.000%	12/1/39	1,325	1,512
	Huber Heights City School District GO	4.000%	12/1/34	2,000	2,164
	Hudson City OH School District GO	4.000%	12/1/31	400	436
	Hudson City OH School District GO	4.000%	12/1/32	420	457
	Hudson City OH School District GO	4.000%	12/1/33	420	457
	Indian Creek Local School District GO	5.000%	11/1/55	1,845	2,117
	Indian Hill Exempted Village School District GO	2.000%	12/1/40	1,250	1,100
	Indian Hill Exempted Village School District GO	2.125%	12/1/41	1,265	1,132
	Kent City School District GO	3.000%	12/1/40	1,000	1,039
	Kent State University College & University Revenue	5.000%	5/1/29	100	121
	Kent State University College & University Revenue	5.000%	5/1/30	175	216
	Kent State University College & University Revenue	5.000%	5/1/31	175	215
	Kent State University College & University Revenue	5.000%	5/1/32	150	184
	Kent State University College & University Revenue	5.000%	5/1/33	250	306
	Kent State University College & University Revenue	5.000%	5/1/34	315	385
	Kent State University College & University Revenue	5.000%	5/1/35	350	427
	Kent State University College & University Revenue	5.000%	5/1/36	400	487
	Kent State University College & University Revenue	5.000%	5/1/37	225	274
	Kent State University College & University Revenue	5.000%	5/1/38	300	364
	Kent State University College & University Revenue	5.000%	5/1/39	300	364
	Kent State University College & University Revenue	5.000%	5/1/40	450	545
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,556
	Kent State University College & University Revenue	5.000%	5/1/50	1,500	1,786
[2]	Kenton City School District GO	4.000%	11/1/52	1,895	2,084
[2]	Kenton City School District GO	4.000%	11/1/58	3,700	4,041
	Kettering City School District COP	5.000%	12/1/31	260	312
	Kettering City School District COP	4.000%	12/1/33	270	302
	Kettering City School District COP	4.000%	12/1/35	375	419
	Kettering City School District COP	3.375%	12/1/46	295	307
[4]	Kettering City School District GO	5.250%	12/1/31	1,000	1,201
	Lake Local School District/Wood County OH GO	4.000%	12/1/58	7,000	7,484
	Lakeview Local School District GO	5.000%	11/1/44	1,500	1,619
	Lakewood City School District GO	4.000%	11/1/30	235	263
	Lakewood City School District GO	4.000%	11/1/31	440	492
	Lakewood City School District GO	4.000%	11/1/32	245	273
	Lakewood City School District GO	4.000%	11/1/33	375	418
	Lakewood City School District GO	4.000%	11/1/34	430	479
[6]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/24	555	592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/25	360	394
[6]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	5,000	5,467
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	2,037
	Little Miami Local School District GO	4.000%	11/1/55	3,145	3,330
[3]	Logan Elm Local School District GO	4.000%	11/1/55	975	1,072
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	1,000	1,064
[5,6]	Lucas County OH GO TOB VRDO	0.110%	3/1/22	13,870	13,870
[4]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/42	100	110
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	700	733
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	11,000	12,810
	Mahoning County OH Sewer Revenue	3.000%	12/1/28	100	107
	Mahoning County OH Sewer Revenue	3.000%	12/1/29	100	108
	Mahoning County OH Sewer Revenue	3.000%	12/1/30	200	217
	Mahoning County OH Sewer Revenue	3.000%	12/1/31	180	194
	Mahoning County OH Sewer Revenue	3.000%	12/1/35	800	847
	Mariemont City School District GO	4.000%	12/1/31	1,040	1,194
	Mariemont City School District GO	4.000%	12/1/32	1,265	1,449
	Mariemont City School District GO	4.000%	12/1/33	1,045	1,192
	Mariemont City School District GO	3.000%	12/1/34	555	587
[3]	Marysville OH Water System Water Revenue	4.000%	12/1/41	665	701
	Maumee OH GO	3.000%	12/1/33	1,225	1,309
	Medina County OH GO	4.000%	12/1/29	165	181
	Medina County OH GO	4.000%	12/1/31	160	175
	Medina County OH GO	3.000%	12/1/35	270	281
	Medina County OH GO	3.000%	12/1/37	500	520
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	120
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	7,615	8,992
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	8,735	10,275
	Miami Trace Local School District GO	5.000%	12/1/48	3,730	4,115
	Miami University College & University Revenue	5.000%	9/1/31	600	766
[2]	Miami University College & University Revenue	5.000%	9/1/31	165	206
	Miami University College & University Revenue	5.000%	9/1/32	1,065	1,350
[2]	Miami University College & University Revenue	5.000%	9/1/32	345	429
	Miami University College & University Revenue	5.000%	9/1/33	1,055	1,335
[2]	Miami University College & University Revenue	5.000%	9/1/33	775	962
	Miami University College & University Revenue	5.000%	9/1/34	1,035	1,308
[2]	Miami University College & University Revenue	5.000%	9/1/34	1,100	1,364
	Miami University College & University Revenue	5.000%	9/1/35	760	960
	Miami University College & University Revenue	4.000%	9/1/36	200	217
	Miami University College & University Revenue	5.000%	9/1/36	685	863
	Miami University College & University Revenue	5.000%	9/1/41	2,610	2,983
	Miami University College & University Revenue	4.000%	9/1/45	3,000	3,373
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	817
	Miami Valley Career Technology Center GO	4.000%	12/1/34	1,475	1,662
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	5,361
	Miamisburg City School District GO	5.000%	12/1/33	675	760
	Miamisburg City School District GO	5.000%	12/1/36	500	561
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,837
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	550	613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	550	606
[3]	Midview Local School District COP	4.000%	11/1/28	810	911
[3]	Midview Local School District COP	4.000%	11/1/29	870	990
	Milford Exempt Village School District GO	4.000%	12/1/34	300	345
	Milford Exempt Village School District GO	4.000%	12/1/35	250	287
	Milford Exempt Village School District GO	5.000%	12/1/35	1,100	1,220
	Milford Exempt Village School District GO	4.000%	12/1/36	150	172
	Milford Exempt Village School District GO	5.000%	12/1/36	1,250	1,386
	Milford Exempt Village School District GO	4.000%	12/1/37	250	286
	Milford Exempt Village School District GO	4.000%	12/1/38	205	234
	Milford Exempt Village School District GO	4.000%	12/1/39	260	296
	Milford Exempt Village School District GO	4.000%	12/1/40	305	347
	Milford Exempt Village School District GO	4.000%	12/1/41	385	437
	Milford Exempt Village School District GO	4.000%	12/1/42	200	227
	Milford Exempt Village School District GO	4.000%	12/1/47	1,800	2,029
	Milford Exempt Village School District GO	4.000%	12/1/51	1,785	2,006
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/39	1,000	1,134
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/40	2,000	2,264
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/46	1,500	1,670
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	130	149
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	274
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	596
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,379
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	370
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,557
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	512
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	425	523
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	332
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	1,960	1,981
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,995	2,253
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,140	2,314
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	5,000	5,354
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,700	1,644
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	800	890
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	1,925	2,142
[6]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	0.100%	3/1/22	3,590	3,590
	North Canton City School District GO	3.000%	11/1/56	4,060	4,130
	North Olmsted City School District GO	4.000%	12/1/48	190	196
	North Royalton City School District GO	4.000%	12/1/33	1,000	1,073

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Royalton City School District GO	4.000%	12/1/34	1,500	1,609
	North Royalton City School District GO	5.000%	12/1/47	6,160	6,761
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/22	100	102
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/23	75	77
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	108
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	125	138
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	112
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	116
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	230	270
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	177
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	822
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	1,939
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	482
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/34	6,775	7,691
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/38	2,575	2,710
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/39	2,475	2,600
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	205	215
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	12,430	13,027
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	894
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	988
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/34	790	890
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/35	1,390	1,564
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/36	1,495	1,680
[4]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	6,750	7,387
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	115
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	230
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	298
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	206
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	425	452
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	402
	Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/37	1,250	1,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/50	5,000	5,175
Ohio Auto Parking Revenue	3.125%	11/15/34	435	459
Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	2,148
Ohio GO	5.000%	5/1/34	5,630	6,560
Ohio GO	5.000%	6/15/34	5,925	7,224
Ohio GO	5.000%	2/1/36	4,250	4,785
Ohio GO	5.000%	5/1/36	4,960	5,479
Ohio GO	5.000%	5/1/36	1,255	1,460
Ohio GO	5.000%	6/15/36	2,785	3,146
Ohio GO	5.000%	3/15/37	9,745	10,439
Ohio GO	5.000%	3/1/39	1,585	1,831
Ohio GO	5.000%	3/1/39	500	628
Ohio GO	5.000%	3/1/41	4,805	6,094
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	39
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	122
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	3,605	4,023
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,466
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,670	1,838
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,900	2,088
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	3,000	3,315
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,654
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	1,980	2,172
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	2,200	2,457
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	4,655	5,174
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	3,470	3,864
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,000	2,223
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	1,940	2,132
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/44	250	263
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	837
Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	3,234
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	5,050	5,586
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/46	225	238
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/46	830	921
Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/49	8,000	6,866
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	6,000	6,500
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	630	740
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.080%	3/1/22	15,925	15,925
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/22	385	394
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/23	360	381
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	1,000	1,073
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/24	500	540
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	1,500	1,654
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/25	955	1,057
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/26	475	538
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,101
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	122
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	980	1,133

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	1,140	1,340
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	1,015	1,213
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	740	880
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	900	1,056
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/31	200	237
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,326
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/32	1,000	1,094
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/33	130	157
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/33	1,015	1,110
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	12/1/33	3,000	3,274
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/34	875	1,055
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/34	1,510	1,786
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/35	800	964
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/35	150	175
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/36	250	280
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/36	185	224
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/36	2,635	2,913
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	250	258
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/37	595	666
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/38	925	1,033
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/38	620	692
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/39	930	1,037
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/40	400	404
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/40	600	668
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	2,500	2,857
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/41	680	755
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,526
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/42	640	640
Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	1,070	1,163
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	500	584

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	3,000	3,229
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/44	1,350	1,457
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/44	1,980	2,145
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	12/1/44	3,090	3,521
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/44	2,000	2,203
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/47	6,900	7,613
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/48	4,000	4,632
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/49	2,900	3,111
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,446
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	1,114
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/32	800	967
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	680	821
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	135	170
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/34	115	144
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/35	120	151
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	3.000%	11/1/36	720	755
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	3.000%	11/1/37	720	754
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/38	300	345
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/39	300	345
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/40	500	573
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/42	1,900	2,201
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,754
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	12/1/26	1,505	1,747

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	12/1/28	200	236
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	3/1/39	2,895	3,217
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	3.750%	12/1/39	500	515
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	1,000	1,179
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	1,073
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/50	4,000	4,269
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	115	121
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	348
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	637
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	318
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/37	6,155	6,438
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/47	3,375	3,637
	Ohio Higher Educational Facility Commission College & University Revenue (Oberlin College Project)	5.000%	10/1/25	890	943
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/26	1,360	1,579
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/26	1,430	1,660
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	3,176
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,000	1,059
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,000	1,062
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	375	399
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	390	417
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	405	431
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	420	445
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	440	466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	1,049
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,360	1,528
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,481
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	1,500	1,638
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	4,016
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.080%	3/1/22	21,575	21,575
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.090%	3/1/22	1,875	1,875
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/51	1,675	1,480
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	2,570	2,566
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.190%	3/2/22	6,745	6,745
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/29	1,655	1,973
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/30	555	629
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/30	1,740	2,073
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/36	1,000	1,168
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/38	5,585	6,842
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/40	4,000	4,881
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	931
	Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,120	1,326
	Ohio Lease (Appropriation) Revenue VRDO	0.180%	3/2/22	4,900	4,900
	Ohio Special Obligation Revenue	5.000%	10/1/30	1,790	2,156
	Ohio Special Obligation Revenue	5.000%	4/1/32	1,405	1,741
	Ohio Special Obligation Revenue	5.000%	4/1/33	1,000	1,234
	Ohio Special Obligation Revenue	5.000%	4/1/36	2,045	2,357
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/32	890	1,123
	Ohio State University College & University Revenue	5.000%	12/1/34	1,000	1,282
	Ohio State University College & University Revenue	5.000%	12/1/35	1,000	1,280
	Ohio State University College & University Revenue	5.000%	12/1/36	1,000	1,278
	Ohio State University College & University Revenue	4.000%	12/1/37	1,000	1,167
	Ohio State University College & University Revenue	4.000%	12/1/38	1,000	1,164
	Ohio State University College & University Revenue	4.000%	12/1/39	1,000	1,162
	Ohio State University College & University Revenue	5.000%	12/1/39	5,250	5,765
	Ohio State University College & University Revenue	4.000%	12/1/40	4,000	4,635
	Ohio State University College & University Revenue	4.000%	12/1/41	1,000	1,156
	Ohio State University College & University Revenue	4.000%	12/1/42	1,000	1,153
	Ohio State University College & University Revenue	4.000%	6/1/43	24,700	25,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio State University College & University Revenue	4.000%	12/1/43	2,000	2,301
	Ohio State University College & University Revenue	4.000%	12/1/48	6,000	6,840
	Ohio State University College & University Revenue	2.500%	12/1/51	3,450	3,048
	Ohio State University College & University Revenue VRDO	0.180%	3/2/22	8,375	8,375
	Ohio State University College & University Revenue VRDO	0.180%	3/2/22	1,800	1,800
[2]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	1,300	1,583
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	6,000	6,722
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	6,000	7,096
[2]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	1,300	1,604
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	585
[2]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	1,000	1,252
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	1,825	1,238
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,820	5,124
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,615	6,071
[2]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	430	531
[2]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	5,355	6,597
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	4,050	4,217
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	2,500	1,469
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	5,000	6,150
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,210	1,358
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	500	604
	Ohio University College & University Revenue	5.000%	12/1/44	1,605	1,828
	Ohio University College & University Revenue	5.000%	12/1/45	5,000	5,688
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/30	5,900	6,547
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/33	6,000	6,635
	Ohio Water Development Authority Lease Revenue	4.000%	6/1/36	3,000	3,278
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	2,570	2,960
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	4,625	5,682
	Ohio Water Development Authority Water Pollution Control Loan Fund	5.000%	12/1/35	1,000	1,285
	Ohio Water Development Authority Water Pollution Control Loan Fund	4.000%	12/1/39	4,660	5,468
	Ohio Water Development Authority Water Pollution Control Loan Fund	4.000%	12/1/41	2,750	3,216
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,680	3,318
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	9,470	11,711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/38	710	876
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/36	2,465	3,060
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	4,915	6,088
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	6,170	7,629
	Ohio Water Development Authority Water Revenue	5.000%	6/1/32	350	447
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	250	319
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	500	638
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	750	957
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	500	637
	Ohio Water Development Authority Water Revenue	5.000%	12/1/34	500	637
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	1,000	1,272
	Ohio Water Development Authority Water Revenue	5.000%	12/1/36	450	572
	Ohio Water Development Authority Water Revenue	5.000%	12/1/37	5,595	7,104
	Olentangy Local School District GO	4.000%	12/1/33	1,300	1,451
	Olentangy Local School District GO	4.000%	12/1/34	500	557
	Olmsted Falls City School District GO	5.000%	12/1/42	100	109
	Perry Local School District GO	3.000%	11/1/55	5,000	5,097
[3]	Perry Local School District/Lake County COP	3.000%	12/1/34	675	695
[3]	Perry Local School District/Lake County COP	3.000%	12/1/36	1,205	1,235
[3]	Perry Local School District/Lake County COP	3.000%	12/1/38	1,215	1,243
	Polaris Career Center COP	5.000%	11/1/36	410	457
	Port of Greater Cincinnati Development Authority PUT	4.375%	6/15/26	1,000	973
	Reynoldsburg OH GO	3.550%	12/1/42	640	681
	Reynoldsburg OH GO	3.600%	12/1/48	670	707
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	267
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	335	397
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/49	4,430	5,215
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	2,341
	Sharonville OH	4.000%	12/1/39	550	625
	Sharonville OH	4.000%	12/1/40	560	636
	Sharonville OH	4.000%	12/1/41	550	623
	Sharonville OH	4.000%	12/1/42	750	848
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,627
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,758
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/32	1,565	1,813
[3]	Southeast Local School District/Wayne County COP	4.000%	12/1/36	350	403
[3]	Southeast Local School District/Wayne County COP	4.000%	12/1/37	350	402
	Southwest Licking Local School District GO	4.000%	11/1/34	500	555
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,532
	Southwest Local School District/Hamilton County GO	4.000%	1/15/43	3,000	3,308
	Southwest Local School District/Hamilton County GO	4.000%	1/15/55	2,850	3,111
	South-Western City School District GO	3.000%	12/1/33	250	265
	South-Western City School District GO	3.000%	12/1/34	75	80
	South-Western City School District GO	3.000%	12/1/35	145	154
	Streetsboro City School District GO	4.000%	12/1/45	375	419
	Streetsboro City School District GO	4.000%	12/1/49	1,865	2,074

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tallmadge City School District GO	5.000%	10/1/24	1,000	1,093
	Toledo OH Water System Water Revenue	5.000%	11/15/37	3,125	3,571
	Toledo OH Water System Water Revenue	5.000%	11/15/37	5,040	6,284
	Toledo OH Water System Water Revenue	5.000%	11/15/38	4,000	4,170
	Toledo-Lucas County Port Authority Auto Parking Revenue	4.000%	1/1/57	2,000	2,072
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,000	1,049
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	991
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	365	413
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	422
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	530	596
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	449
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	488
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	324
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	463
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	874
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	1,404
	Union County OH GO	5.000%	12/1/27	215	252
	Union County OH GO	5.000%	12/1/37	950	1,097
	Union County OH GO	5.000%	12/1/38	615	708
	Union County OH GO	5.000%	12/1/47	2,585	2,934
	University of Akron College & University Revenue	5.000%	1/1/28	15	16
	University of Akron College & University Revenue	5.000%	1/1/30	10	11
	University of Akron College & University Revenue	5.000%	1/1/30	530	650
	University of Akron College & University Revenue	5.000%	1/1/33	2,975	3,159
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,282
	University of Cincinnati College & University Revenue	4.000%	6/1/34	895	935
	University of Cincinnati College & University Revenue	4.000%	6/1/35	1,000	1,131
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	212
	University of Cincinnati College & University Revenue	3.000%	6/1/39	4,530	4,663
	University of Cincinnati College & University Revenue	5.000%	6/1/46	3,800	4,303
	University of Cincinnati College & University Revenue	5.000%	6/1/47	5,510	6,395
	University of Toledo College & University Revenue	5.000%	6/1/25	600	663
	University of Toledo College & University Revenue	5.000%	6/1/26	100	113
	University of Toledo College & University Revenue	5.000%	6/1/27	100	116
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,437
	University of Toledo College & University Revenue	5.000%	6/1/30	1,230	1,475
	Upper Arlington City School District GO	4.000%	12/1/35	1,795	2,007
	Upper Arlington City School District GO	4.000%	12/1/36	1,850	2,066
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/33	175	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/34	150	173
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/36	320	369
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/51	3,000	3,389
	Valley View Local School District GO	3.000%	11/1/51	1,225	1,251
	Wadsworth City School District GO	4.000%	12/1/51	1,100	1,179
	Wadsworth City School District GO	4.000%	12/1/56	4,430	4,731
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	376
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	253
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	977
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	145	155
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	955
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	927
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,070	1,270
	Warren County OH Health, Hospital, Nursing Home Revenue	5.750%	7/1/33	600	636
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,100
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,097
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	500	546
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,045	1,110
	Warren County OH Health, Hospital, Nursing Home Revenue	5.500%	7/1/39	1,225	1,295
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	30	31
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,210	2,387
[3]	Warrensville Heights City School District GO	5.000%	12/1/28	90	98
[3]	Warrensville Heights City School District GO	5.000%	12/1/29	105	115
[3]	Warrensville Heights City School District GO	5.000%	12/1/30	85	93
[3]	Warrensville Heights City School District GO	5.000%	12/1/31	155	169
[3]	Warrensville Heights City School District GO	5.000%	12/1/32	145	158
[3]	Warrensville Heights City School District GO	5.000%	12/1/33	95	104
[3]	Warrensville Heights City School District GO	5.000%	12/1/34	115	125
[3]	Warrensville Heights City School District GO	5.000%	12/1/44	275	299
	West Carrollton City School District GO	3.000%	12/1/39	1,125	1,168
	West Carrollton City School District GO	4.000%	12/1/56	1,580	1,705
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	475	555
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/41	3,855	4,483
	Westfall Local School District GO	4.000%	12/1/31	100	116
	Westfall Local School District GO	4.000%	12/1/33	200	232
	Westfall Local School District GO	4.000%	12/1/36	250	289
	Westfall Local School District GO	4.000%	12/1/38	220	253
	Westlake City School District GO	4.000%	12/1/35	915	1,007
	Westlake City School District GO	4.000%	12/1/36	950	1,045
	Westlake City School District GO	4.000%	12/1/37	995	1,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westlake City School District GO	4.000%	12/1/49	4,965	5,393
	Wickliffe City School District GO	3.000%	12/1/39	400	415
	Wickliffe City School District GO	3.000%	12/1/40	215	223
	Wickliffe City School District GO	4.000%	12/1/50	3,080	3,444
	Winton Woods City School District GO	0.000%	11/1/29	885	750
	Winton Woods City School District GO	0.000%	11/1/30	1,005	826
	Winton Woods City School District GO	0.000%	11/1/31	1,020	814
	Winton Woods City School District GO	0.000%	11/1/32	1,140	884
	Worthington City School District GO	3.750%	12/1/48	2,790	3,052
[3]	Wright State University College & University Revenue	5.000%	5/1/28	570	676
[3]	Wright State University College & University Revenue	5.000%	5/1/29	595	719
[3]	Wright State University College & University Revenue	5.000%	5/1/30	240	294
[3]	Wright State University College & University Revenue	5.000%	5/1/31	840	1,048
[3]	Wright State University College & University Revenue	5.000%	5/1/31	245	306
[3]	Wright State University College & University Revenue	5.000%	5/1/32	265	336
	Wynford Local School District GO	3.750%	11/1/54	425	445
[4]	Youngstown State University College & University Revenue	4.000%	12/15/30	250	294
[4]	Youngstown State University College & University Revenue	4.000%	12/15/31	1,160	1,368
[4]	Youngstown State University College & University Revenue	4.000%	12/15/32	1,250	1,471
[4]	Youngstown State University College & University Revenue	3.000%	12/15/33	3,045	3,275
					1,667,189
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	205	219
Puerto Rico (0.6%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	239	227
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	895	792
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,127	943
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	70	55
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,813	4,166
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	493	539
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	30	33
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	90	100
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	275	89

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,677	2,995
				9,939
Total Tax-Exempt Municipal Bonds (Cost $1,646,199)				1,677,347
Total Investments (100.9%) (Cost $1,646,199)				1,677,347
Other Assets and Liabilities—Net (-0.9%)				(15,591)
Net Assets (100%)				1,661,756
Cost is in $000.
1	Securities with a value of $452,000 have been segregated as initial margin for open futures contracts.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2022.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $26,426,000, representing 1.6% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Step bond.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	250	29,570	140

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2022	(97)	(13,709)	(149)
Ultra Long U.S. Treasury Bond	June 2022	(41)	(7,623)	(96)
				(245)
				(105)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,677,347	—	1,677,347
Derivative Financial Instruments
Assets
Futures Contracts[1]	140	—	—	140
Liabilities
Futures Contracts[1]	245	—	—	245
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.